Derivatives	12 Months Ended
Dec. 31, 2015
Derivatives
Derivatives

8.  Derivatives

The Company enters into derivative transactions, including principally interest rate swaps and forward currency contracts, for the purpose of managing interest rate and currency risks arising from operations and its sources of financing. The Company’s accounting policies regarding derivatives are set out in Note 2.

From time to time, the Company enters into foreign currency forward and option contracts to reduce the exposure associated with certain firm commitments, variable service revenues, and certain assets and liabilities denominated in foreign currencies. These contracts generally have average maturities of 12 months or less and are regularly renewed to provide continuing coverage throughout the year. It is the Company’s policy to negotiate the terms of the hedge derivatives to match the terms of the hedged item to maximize hedge effectiveness.

Derivatives not designated as hedging instruments

The Company uses foreign currency forward contracts to manage some of its transaction exposures and future foreign currency net cash flows that the Company expects to generate through its operations. These foreign currency forward contracts are not designated as cash flow, fair value, or net investment hedges and are typically matched with current transactions or forecasted foreign currency transactions to be derived from operations. The aggregate fair value of the contracts at December 31, 2015 was $4.1 million. The aggregate fair value of the contracts at December 31, 2014 was ($4.0) million.

Cash flow hedges

At December 31, 2015 and 2014, the Company held foreign currency forward contracts designated as hedges of future foreign currency net cash flows that the Company expects to generate through its operations. The terms of the contracts are typically matched with the forecasted foreign currency transactions to be derived from operations up to a period of 12 months. At December 31, 2015 and 2014, the aggregate fair value of these contracts was $0.2 million and $1.4 million, respectively.

Net realized and unrealized gains and losses from foreign currency cash flow hedges are disclosed in the table below.

	For the year ended December 31,
($ thousands)	2015	2014	2013

Included in Other Comprehensive Income (OCI)
Unrealized gains (losses), net	(467)	3,938	(1,465)

Reclassifications from OCI to the Income Statement
Realized gains (losses), net	244	640	1,011

The amounts retained in other comprehensive income at December 31, 2015 are expected to mature and affect the consolidated statement of operations in 2016.

Fair value hedges

At December 31, 2015, the Company held $625 million notional amount of interest rate swaps (“swaps”) with an aggregate fair value liability of $9.0 million, which were designated as hedges of fixed interest rates on the 6.250% Senior Secured Notes due 2022. These swaps effectively convert $625 million of the 6.250% Senior Secured Notes due 2022 fixed interest rate debt to variable rate debt. Under the terms of these swaps, the Company is required to make variable rate interest payments based on a 6 month floating LIBOR plus a flat spread rate, collectively ranging between 4.4425% and 4.56375% as of December 31, 2015, and will receive fixed interest payments from its counterparties based on a fixed rate of 6.25%. The Libor rate resets on a semi-annual basis, and settlement occurs semi-annually. Because these swaps convert fixed rate debt to variable rate debt, they are considered fair value hedges. With fair value hedges, the swaps are recorded at fair value with the offset in interest expense. The changes in the fair value of the hedged item (the 6.250% Senior Secured Notes due 2022) due to changes in the benchmark interest rate are recorded with the offset in interest expense. To the extent the hedge relationship is effective, the interest expense will offset. During 2015, the Company recorded an unrealized loss of $9.0 million on the swaps and an unrealized gain of $10.5 million on the 6.250% Senior Secured Notes due 2022.

Legacy IGT held interest rate swaps exchanging fixed rate interest payments for variable rate interest payments (described below) that were designated fair value hedges against changes in the fair value portion of the respective notes. Net amounts receivable or payable under the swaps settled semiannually on June 15 and December 15 of each year.

Swaps related to the 7.500% Senior Secured Notes due 2019 included $250 million notional value at one-month LIBOR plus 342 bps, and $250 million notional value with a variable rate based on six-month LIBOR plus 409 bps. Both swaps carried a termination date of June 15, 2019.

Swaps related to the 5.500% Senior Secured Notes due 2020 totaled $300 million notional value with a variable rate based on the six-month LIBOR plus 186 bps with a termination date of June 15, 2020.

In conjunction with the tender in April 2015 of $175.9 million principal of 5.500% Senior Secured Notes due 2020, $175.9 million notional amount of related interest rate swaps were cancelled. The Company received cash proceeds of $13.0 million from the swap counterparties upon settlement in May 2015. The remaining $124.1 million notional amount of interest rate swaps equaled the remaining outstanding principal of the 5.500% Senior Secured Notes due 2020.

In September 2015, all remaining swaps related to the 7.500% Senior Secured Notes due 2019 and 5.500% Senior Secured Notes due 2020 with a collective notional value of $624 million were cancelled. The Company received cash proceeds of $59.0 million from the swap counterparties which reduced the swap fair value adjustment asset and interest receivable to zero; however, in accordance with hedge accounting requirements, a swap fair value adjustment to debt of $1.3 million remained to be amortized as a reduction to interest expense over the remaining debt life.

At December 31, 2014 the Company did not hold any fair value hedges. The €150 million ($182.1 million at the December 31, 2014 exchange rate) notional amount of swaps, which were designated as hedges of fixed interest rates on the Legacy GTECH Notes due 2016 were settled in December 2014, in connection with the redemption of the Notes due 2016, resulting in a $10.1 million gain.

Presentation of Derivative Amounts

All derivatives are recorded gross, except netting of foreign exchange contracts and counter-party netting of swaps’ interest receivable and payable, as applicable.

Balance Sheet Location and Fair Value

	As of December 31,
	2015		2014
($ thousands)	Assets	Liabilities	Assets	Liabilities

Fair Value Hedges:
Interest Rate Swaps
Non-current financial liabilities	—	8,958	—	—
Long-term debt	—	(9,195)	—	—

Gross Derivatives	—	(237)	—	—

Non-designated Hedges:
Foreign Currency Contracts, Net
Current financial assets:
Unrealized gain on foreign currency contracts	5,496	—	8,622	—
Unrealized loss on foreign currency contracts	(667)	—	(8,048)	—
Current financial liabilities:
Unrealized gain on foreign currency contracts	—	(663)	—	(8,044)
Unrealized loss on foreign currency contracts	—	1,413	—	12,640

Designated Hedges:
Foreign Currency Contracts, Net
Current financial assets;
Unrealized gain on foreign currency contracts	173	—	1,425	—

Counter-party Netting:
Swaps Interest Receivable and Payable
Current financial assets:
Due from counter-party	1,963	—	—	—

Net Derivatives	6,965	513	1,999	4,596

Income Statement Location and Income (Expense)

	For the year ended December 31,
($ thousands)	2015	2014	2013

Designated Hedges: Foreign Currency Contracts
Realized gains (losses) - Service revenue	244	701	1,011
Realized gains (losses) - Product sales	—	—	(1,498)

Fair Value Hedges: Interest Rate Swaps
Effectiveness - Contra interest expense	—	4,885	5,395
Ineffectiveness - Contra interest expense	—	421	3
Effectiveness - Other income	1,646	—	—
Ineffectiveness - Other income	232	—	—